DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments [text block]
14) DERIVATIVE FINANCIAL INSTRUMENTS
Details of derivative financial instruments at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021		2022
	Assets	Liabilities	Assets	Liabilities
Cross currency swaps	15,992	(55,948)	—	(127,707)
Total	15,992	(55,948)	—	(127,707)

Current portion	3,235	(29,646)	—	(51,389)
Non-current portion	12,757	(26,302)	—	(76,318)
Atento Luxco1 entered into Cross-Currency Swaps to reduce its foreign exchange risk, since it generates cashflow in local currencies. With these instruments, the Company ensures that its cashflow in local currencies is hedged into a fixed dollar amount, the currency used to pay debt obligations, therefore reducing foreign exchange risks.
Derivatives held for trading are classified as current assets or current liabilities. The fair value of a hedging derivative is classified as a non-current asset or a non-current liability, as applicable, if the remaining maturity of the hedged item exceeds twelve months. Otherwise, it is classified as a current asset or liability.
In February 2021, in connection with the new 8.000% Senior Secured Notes due 2026, Atento Luxco 1 S.A. entered into new Cross-Currency Swaps related to exchange rate risk between U.S. dollars and Euro (EUR), Brazilian Reais (BRL) and Peruvian Soles (PEN).
The Company is hedging the risk of changes in the USD equivalent value of a portion of its net investment in its consolidated Subsidiaries attributable to changes in the USD-subsidiary currency between the designation date and maturity date of the Hedging Instrument
All previous (coupon-only) cross-currency swaps with maturity in August 2022 were terminated in March 2021.
On January 04, 2022, Atento Luxco 1 S.A. unwound the 80.0 million U.S dollars principal exchange in the USD/BRL cross-currency swap entered with Morgan Stanley on February 26, 2021. The resulting cross-currency swap with Morgan Stanley is now coupon-only and the BRL pay leg rate was reduced from 182.0% to 142.25% of the CDI (Brazilian Interbank Market Rate).
On March 23, 2022, Atento Luxco 1 S.A. unwound the full EUR/USD cross-currency swap entered with Nomura on February 25, 2021. The resulting fair value of 4,130 thousand U.S. dollars was credited on March 25, 2022.
On July 27, 2022, Atento Luxco 1 S.A. unwound the full PEN/USD cross-currency swap entered with Morgan Stanley on March 10, 2021. The proceeds were used to decrease the % CDI with Morgan Stanley BRL swap. The floating leg was reduced from 142.25% to 133.45% CDI (Brazilian Interbank Market Rate).
On June 6, 2023, Atento Luxco 1, S.A. announced the unwinding of its remaining cross-currency interest rate swap agreements. (refer to note 32-subsequent events).
On December 31, 2021 and 2022, details of cross-currency swaps that do not qualify for hedge accounting and cross-currency swaps designated as net investment hedges were as follows:

2021 Derivative's Operation Results
Bank	Maturity	Purchase Currency	Selling Currency	Notional (thousands)	Fair Value Assets	Fair Value Liability	Other Comprehensive Income	Change in OCI	Statements of Operations - Change in Fair Value
Nomura International plc	Feb-26	EUR	USD	61,526	4,652	—	(3,698)	3,699	(1,154)
Nomura International plc	Feb-26	USD	BRL	326,450	356	(8,124)	(192)	192	7,509
Morgan Stanley	Feb-26	USD	BRL	631,350	811	(16,936)	3,464	(3,464)	11,561
Morgan Stanley	Feb-26	USD	PEN	277,050	8,805	(463)	(6,390)	6,390	(1,780)
Goldman Sachs International	Feb-26	USD	BRL	1,301,000	1,368	(30,426)	480	(480)	26,198
Nomura International	Aug-22	EUR	USD	34,109	—	—	(481)	27	—
Goldman Sachs	Aug-22	MXN	USD	1,065,060	—	—	(128)	169	(48)
Goldman Sachs	Aug-22	PEN	USD	194,460	—	—	(475)	136	—
Goldman Sachs	Aug-22	BRL	USD	754,440	—	—	(7,007)	840	(1)
Morgan Stanley	Aug-22	USD	BRL	308,584	—	—	(2,987)	398	—
Morgan Stanley	Aug-22	USD	PEN	66,000	—	—	(158)	43	—
Goldman Sachs	Aug-22	USD	MXN	1,065,060	—	—	2,229	—	—
Goldman Sachs	Aug-22	USD	PEN	194,460	—	—	2,965	—	—

Total Active					15,992	(55,949)	(6,336)	6,337	42,334
Effect of derivatives terminated in 2021					—	—	(6,042)	1,613	(49)
Effect on OCI of derivatives terminated prior to 1 January					—	—	(7,467)	—	—

Total					15,992	(55,949)	(19,845)	7,950	42,285

2022 Derivative's Operation Results
Bank	Maturity	Purchase Currency	Selling Currency	Notional (thousands)	Fair Value Assets	Fair Value Liability	Other Comprehensive Income	Change in OCI	Statements of Operations - Change in Fair Value
Nomura International plc	Feb-26	EUR	USD	61,526	—	—	(3,585)	112	(1,119)
Nomura International plc	Feb-26	USD	BRL	326,450	—	(22,825)	3,253	3,445	24,444
Morgan Stanley	Feb-26	USD	BRL	651,350	—	(24,605)	3,464		30,384
Morgan Stanley	Feb-26	USD	PEN	277,050	—	(59,449)	(3,683)	2,707	(836)
Goldman Sachs International	Feb-26	USD	BRL	1,301,000	—	(20,827)	10,687	10,207	48,157

Total Active Contracts					—	(127,706)	10,136	16,471	101,030
Effect of derivatives terminated in 2022					—	—	—	—	(5,339)
Effect on OCI of derivatives terminated prior to 1 January					—	—	(13,509)	—	—

Total					—	(127,706)	(3,373)	16,471	95,691
On January 1, 2019, the Company designated the Cross-Currency Swap between U.S. dollars and Brazilian Reais for hedge accounting as net investment hedge. Prior to the date of designation of the Cross-Currency Swap, this hedging instrument was electively not designated as a hedge accounting because the change in fair value was intended to partially offset changes in the USD-BRL foreign currency component of the BRL denominated intercompany debt, which were recorded in earnings. Effective January 1, 2019, the intercompany debt was reclassified as “permanent in equity” (which assumes that the related payable is neither planned nor likely to occur in the foreseeable future, since it is in substance, a part of the entity’s net investment in that foreign operation) and, as a consequence, the changes arising from the exchange rate are recorded in other comprehensive income and on January 1, 2020 Atento decided to assign the loan agreement between Atento Luxco 1 and Atento Mexico Holdco as “permanent in equity”, with its maturities to be renewed per indefinite time, since the repayment is neither planned nor likely to occur in the foreseeable future. The effects of these transactions are presented in “Changes of Comprehensive Income”.
Gains and losses on net investment hedges accumulated in equity will be taken to the statement of operations when the foreign operation is partially disposed of or sold
Summary of outstanding derivatives as of December 31, 2022 are as follows:

Counterparty	Product	Receive/Pay Currency	Coupon (*) Notional Receive	Coupon (*) Notional Pay	Receive Rate	Pay Rate	USD Principal Exchange (Feb. 2024)
Goldman Sachs	Cross Currency Swap	USD/USD	200,000,000	200,000,000	8.00%	6M Libor + 6.96%	150,000,000
		USD/BRL	200,000,000	1,101,000,000	6M Libor + 6.93%	175.91% of CDI
Morgan Stanley	Cross Currency Swap	USD/USD	100,000,000	100,000,000	8.00%	6M Libor + 6.90%	80,000,000
		USD/BRL	100,000,000	551,350,000	6M Libor + 6.90%	133.45% of CDI
Nomura	Cross Currency Swap	USD/USD	50,000,000	50,000,000	8.00%	6M Libor + 6.90%	50,000,000
		USD/BRL	50,000,000	276,450,000	6M Libor + 6.90%	188.80% of CDI
(*) Coupons settle every February/August 3rd until 2026